Summary of Significant Accounting Policies - Summary of Accounts Receivable From Customers (Details) - Accounts Receivable - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Customer A
Summary Of Significant Accounting Policies [Line Items]
Percentage of accounts receivable	34.00%	34.00%
Customer B
Summary Of Significant Accounting Policies [Line Items]
Percentage of accounts receivable	16.00%
Customer E
Summary Of Significant Accounting Policies [Line Items]
Percentage of accounts receivable		21.00%
Customer F
Summary Of Significant Accounting Policies [Line Items]
Percentage of accounts receivable		18.00%